OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER LIABILITIES
Accrued operating expenses	$ 20,200	$ 12,000	$ 11,800
Accrued interest	2,100	3,600	2,300
Wages and social expenses	21,800	15,000	15,100
Derivative financial instruments	2,800	1,900	11,300
Other	1,300	1,600	3,200
Balance as of December 31	48,200	34,100	43,700
Hereof non-current	3,015	3,038	0
Hereof current	$ 45,197	$ 31,141	$ 43,681